Loss And Loss Adjustment Expense Reserves Activity in Loss and loss Adjustment Expense Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at beginning of period	$ 34,389	$ 30,359	$ 26,164
Less reinsurance recoverables on unpaid losses	4,789	5,559	4,734
Net balance at beginning of period	29,600	24,800	21,430
Incurred related to:
Current year	49,476	44,561	38,209
Prior years	(416)	1,094	(86)
Total incurred	49,060	45,655	38,123
Paid related to:
Current year	28,909	26,875	23,543
Prior years	15,181	13,980	11,210
Total paid	44,090	40,855	34,753
Net balance at ending of period	34,570	29,600	24,800
Plus reinsurance recoverables on unpaid losses	4,487	4,789	5,559
Balance at ending of period	$ 39,057	$ 34,389	$ 30,359